Note 13 - Intangible Assets	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
13
.          Intangible Assets

(US dollars in thousands)	2018	2017	2016
Goodwill	24,482	30,393	-
Other intangible assets	11,920	15,927	-
Carrying value at March 31	36,402	46,320	-

(a)	Goodwill

Goodwill arose on the purchase of Aevitas O Holdings Limited and VivoPower Pty Limited on
December 29, 2016.

(US dollars in thousands)	2018	2017	2016
As at April 1	30,393	-	-
Revaluations	3,597	-	-
Goodwill previously not recognized	627	-	-
Impairment	(11,092)	-	-
Reclassifications	138	-	-
Additions	-	30,024	-
Foreign exchange	819	369	-
Carrying value at March 31	24,482	30,393	-

The carrying amounts of goodwill by Cash Generating Unit (“CGU”) are as follows:

(US dollars in thousands)	2018	2017	2016
Aevitas O Holdings Limited	13,949	9,800	-
VivoPower Pty Limited	10,533	20,593	-
Total	24,482	30,393	-

In the prior year, the Group took advantage of the provisions of IFRS
3
in accounting for the business combinations arising from the acquisitions of Aevitas O Holdings Pty Limited and VivoPower Pty Limited whereby the financial statements recognized the Directors' best estimate of the individual allocation of goodwill and other separately identifiable assets acquired. The purchase price allocation exercise was completed in the current year and gave rise to a
$3.6
million revaluation of goodwill and corresponding decrease intangible assets as noted below.

The Group conducts impairment tests on the carrying value of goodwill annually, or more frequently if there are any indications that goodwill might be impaired. The recoverable amount of the Cash Generating Unit (“CGU”) to which goodwill has been allocated are determined from value in use calculations. The key assumptions in the calculations are the discount rates applied, expected operating margin levels and long-term growth rates. Management estimates discount rates that reflect the current market assessments while margins and growth rates are based upon approved budgets and related projections.

The Group prepares cash flow forecasts using the approved budgets for the coming financial year and management projections for the following two
years. Cash flows are also projected for subsequent years as management believe that the investment is held for the long term. These budgets and projections reflect management’s view of the expected market conditions and the position of the CGU’s products and services within those markets.

As a result of the impairment review as at
March 31, 2018,
an impairment charge of
$10.5
million was recorded against the goodwill that arose on the acquisition of VivoPower Pty Limited in the previous year. The recoverable amount was determined based on the present value of estimated future cash flows discounted at
12.1%
for cash flows budgeted for the year ended
March 31, 2019
and
15.1%
for forecast cash flows thereafter. The Group’s strategic shift in Australia to the development of medium-to-large scale behind-the-meter and utility-scale solar PV projects, away from our previous strategy of acquiring small developed roof-mounted solar projects from third
-party developers to sell to long term owners, while expected to be more profitable in the longer-term, presents a higher degree of execution risk in the short-term as suitable opportunities need to be identified, secured and developed. In addition, the Company’s cost of capital and expected return from such projects has increased as limited capital is prioritized to the best opportunities.

In addition, an impairment charge of
$0.6
million was recorded on the
first
-time consolidation of
three
Philippine-based controlled entities. VivoPower Singapore Pte Ltd, a wholly-owned subsidiary, has control over three
Philippines-based subsidiaries, V.V.P. Holdings Inc., VivoPower Philippines Inc., and VivoPower RE Solutions Inc. These entities have not
been previously consolidated on the basis of materiality. As the activity within these entities has continued to increase, it was deemed appropriate to consolidate them with effect from
April 1, 2018.
Upon initial consolidation, the Group recognized negative net assets of
$0.6
million which resulted in a corresponding amount of goodwill on acquisition. This goodwill was immediately deemed impaired and the impact of the provision is included in the Consolidated Statement of Comprehensive Income for the year ended
March 31, 2018.

The CGU represented by Aevitas was assessed to have a value in excess of its respective carrying value and hence no
additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of the Aevitas were:

●	the discount rate was based on the weighted average cost of capital of 9.2% ( 2017: 8.3% ); and,

●	no sensitivity analysis is provided as the Company expects no foreseeable changes in the assumptions that would result in impairment of the goodwill.

(b)	Other Intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Cost
At April 1, 2016	-	-	-	-	-	-
Additions	9,953	2,488	2,488	734	812	16,475
At March 31 , 2017	9,953	2,488	2,488	734	812	16,475
Foreign exchange	139	63	126	4	-	332
Revaluation	(4,293)	129	1,963	(584)	(812)	(3,597)
Additions	-	-	-	-	98	98
At March 31, 201 8	5,799	2,680	4,577	154	98	13,308

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Amortization
At April 1, 2016	-	-	-	-	-	-
Amortization	347	43	122	36	-	548
At March 31, 2017	347	43	122	36	-	548
Amortization	330	194	284	32	-	840
At March 31, 201 8	677	237	406	68	-	1,388

Net book value
At April 1, 2016	-	-	-	-	-	-
At March 31, 2017	9,606	2,445	2,366	698	812	15,927
At March 31, 201 8	5,122	2,443	4,171	86	98	11,920